Equity Method Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	$ 0	$ 0	$ 322
Kneron Inc. [Member]
IFRS Statement [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		$ 2,094